Schedule I-Condensed Balance Sheets	12 Months Ended
Dec. 31, 2025
Schedule I - Condensed Financial Information [Abstract]
SCHEDULE I-CONDENSED BALANCE SHEETS

SCHEDULE I-CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Cash and cash equivalents	158,632	153,252	21,915
Amounts due from its subsidiaries and the consolidated VIEs	1,096,163	911,017	130,274
Amounts due from related parties	501	—	—
Financial investments	—	4,474	640
Equity investments	—	4,895	700
Digital assets	—	391,267	55,950
Investments in its subsidiaries and the consolidated VIEs	8,362,945	8,217,261	1,175,052

Total assets	9,618,241	9,682,166	1,384,531
Liabilities:
Accrued expenses and other liabilities	12,275	12,487	1,786
Amounts due to its subsidiaries and the consolidated VIEs	63,536	397,642	56,861

Total liabilities	75,811	410,129	58,647
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 202,877,426 and 204,962,934 shares issued as of December 31, 2024 and 2025, respectively; 172,605,774 and 174,680,826 shares outstanding as of December 31, 2024 and 2025, respectively)	132	133	19
Treasury stock (11,711,652 and 11,722,108 shares as of December 31, 2024 and 2025, respectively)	(170,463)	(170,686)	(24,408)
Additional paid-in capital	5,198,457	5,239,550	749,246
Accumulated other comprehensive income	79,268	(2,517)	(360)
Retained earnings	4,435,036	4,205,557	601,387

Total equity	9,542,430	9,272,037	1,325,884

Total liabilities and equity	9,618,241	9,682,166	1,384,531

SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating expenses	(27,675)	(42,036)	(57,282)	(8,191)
Investment (loss)/income	(13,628)	4,093	—	—
Interest income	646	1,674	4,256	609
Fair value adjustments gain	—	—	7,624	1,090
Non-operating income, net	1,178	769	758	108

Share of income of its subsidiaries and the consolidated VIEs	2,119,676	1,617,799	99,174	14,182

Net income	2,080,197	1,582,299	54,530	7,798

SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net income	2,080,197	1,582,299	54,530	7,798

Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	(1,909)	22,142	(40,669)	(5,816)
Unrealized gain/(loss) on other financial investments	17,813	33,457	(41,116)	(5,880)

Comprehensive income/(loss)	2,096,101	1,637,898	(27,255)	(3,898)

SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net cash (used in)/provided by operating activities	(25,459)	239,590	77,567	11,092

Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	49,654	64,241	290,839	41,590
Purchase of financial investments	—	—	(6,993)	(1,000)
Proceeds on disposal of financial investments	22,682	30,908	—	—
Purchase of digital assets	—	—	(381,124)	(54,500)
Purchase of equity investments	—	—	(4,895)	(700)
Disposal of subsidiaries	—	—	35,428	5,066
Collection of principal of loans to related parties	—	—	85,500	12,227
Proceeds from dividends received from subsidiaries	—	—	177,578	25,393

Net cash provided by investing activities	72,336	95,149	196,333	28,076

Cash Flows from Financing Activities:
Dividends paid to shareholders	—	(122,333)	(273,135)	(39,058)
Repurchase of ordinary shares	(48,117)	(75,612)	(223)	(32)

Net cash used in financing activities	(48,117)	(197,945)	(273,358)	(39,090)

Effect of foreign exchange rate changes	426	(1,322)	(5,922)	(847)

Net (decrease)/increase in cash and cash equivalents	(814)	135,472	(5,380)	(769)
Cash and cash equivalents, beginning of year	23,974	23,160	158,632	22,684

Cash and cash equivalents, end of year	23,160	158,632	153,252	21,915

SCHEDULE I-NOTES TO THE CONDENSED FINANCIAL INFORMATION

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent Company used the equity method to account for investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements.

2.	INVESTMENTS IN SUBSIDIARIES AND THE CONSOLIDATED VIES

The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported as shares of income/(loss) of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries in the condensed financial information to the Parent Company.

3.	AMOUNTS DUE FROM ITS SUBSIDIARIES AND THE CONSOLIDATED VIES

As of December 31, 2024 and 2025, the amounts mainly represent interest-free, unsecured and repayable on demand loans provided to Yiren Vision and YouRace Hengchuang.